Pensions and other post-retirement benefits - Actuarial assumptions (Details) - year	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
UK | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	2.78%	2.00%	2.35%
Discount rate – future service	2.85%	2.15%	2.35%
Rate of increase in RPI – past service	3.60%	3.15%	2.65%
Rate of increase in RPI – future service	3.33%	3.00%	2.45%
Salary increases	3.47%	3.40%	2.90%
Assumed life expectations for a retiree age 65 today: Males	22.0	21.8	22.1
Assumed life expectations for a retiree age 65 today: Females	23.8	23.7	23.8
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.2	23.1	23.3
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.2	25.2	25.3
UK | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	16.00%	8.00%
UK | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	10.00%	14.00%
UK | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	74.00%	78.00%
US | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	3.65%	3.25%	3.30%
Discount rate – future service	3.65%	3.25%	3.30%
Salary increases	4.60%	4.30%	3.50%
Assumed life expectations for a retiree age 65 today: Males	21.4	21.6	20.9
Assumed life expectations for a retiree age 65 today: Females	23.6	24.0	23.4
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.1	23.2	22.5
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.3	25.5	25.1
US | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	36.00%	35.00%
US | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	9.00%	9.00%
US | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	55.00%	56.00%
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Discount rate – past service	3.65%	3.25%	3.30%
Discount rate – future service	3.65%	3.25%	3.30%
Salary increases	4.60%	4.30%	3.50%
Initial healthcare cost trend rate	6.80%	7.10%	7.00%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
US | Other post-retirement benefits | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	34.00%	34.00%
US | Other post-retirement benefits | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	66.00%	66.00%